Schedule of share based compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 43	$ 126
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	16	89
Directors and advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 27	$ 37